Distribution Date:	10/20/25	WFRBS Commercial Mortgage Trust 2014-LC14
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2014-LC14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Operating Advisor	BellOak, LLC
Mortgage Loan Detail (Part 2)	15		Attention: Reporting		Reporting@belloakadvisors.com
Principal Prepayment Detail	16		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	21		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	22		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24-25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	96221TAA5	1.193000%	66,263,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	96221TAB3	2.862000%	189,675,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	96221TBC0	5.711000%	80,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	96221TBE6	3.567000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	96221TAD9	3.766000%	175,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	96221TAE7	4.045000%	278,492,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	96221TAF4	3.522000%	89,487,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	96221TAG2	4.351000%	95,739,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.38%
B	96221TAK3	4.907000%	81,614,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.88%
C	96221TAL1	4.344000%	47,085,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	12.13%
D	96221TAQ0	4.586000%	64,349,000.00	17,784,300.50	1,232,423.61	271,862.68	0.00	0.00	1,504,286.29	16,551,876.89	81.59%	7.00%
E	96221TAS6	3.500000%	21,973,000.00	21,973,000.00	0.00	0.00	0.00	0.00	0.00	21,973,000.00	57.15%	5.25%
F	96221TAU1	3.500000%	12,556,000.00	12,556,000.00	0.00	0.00	0.00	0.00	0.00	12,556,000.00	43.19%	4.25%
G	96221TAW7	3.500000%	53,363,034.00	43,063,492.71	0.00	0.00	0.00	4,229,033.05	0.00	38,834,459.66	0.00%	0.00%
V	96221TAZ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	96221TBA4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,255,596,036.01	95,376,793.21	1,232,423.61	271,862.68	0.00	4,229,033.05	1,504,286.29	89,915,336.55

X-A	96221TAH0	5.145668%	974,656,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	96221TAJ6	0.559668%	193,048,000.00	17,784,300.50	0.00	38,263.22	0.00	0.00	38,263.22	16,551,876.89
X-C	96221TAN7	1.645668%	87,892,034.00	77,592,492.71	0.00	449,074.23	0.00	0.00	449,074.23	73,363,459.66
Notional SubTotal			1,255,596,034.00	95,376,793.21	0.00	487,337.45	0.00	0.00	487,337.45	89,915,336.55

Deal Distribution Total					1,232,423.61	759,200.13	0.00	4,229,033.05	1,991,623.74

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	96221TAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	96221TAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	96221TBC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	96221TBE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	96221TAD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	96221TAE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	96221TAF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	96221TAG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	96221TAK3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	96221TAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	96221TAQ0	276.37260097	19.15217968	4.22481593	(3.16861194)	0.00000000	0.00000000	0.00000000	23.37699560	257.22042130
E	96221TAS6	1,000.00000000	0.00000000	0.00000000	2.91666682	29.62793201	0.00000000	0.00000000	0.00000000	1,000.00000000
F	96221TAU1	1,000.00000000	0.00000000	0.00000000	2.91666693	46.66667091	0.00000000	0.00000000	0.00000000	1,000.00000000
G	96221TAW7	806.99108506	0.00000000	0.00000000	2.35372393	81.80922434	0.00000000	79.25023622	0.00000000	727.74084884
V	96221TAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	96221TBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	96221TAH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	96221TAJ6	92.12372312	0.00000000	0.19820573	(0.15524015)	0.00000000	0.00000000	0.00000000	0.19820573	85.73969629
X-C	96221TAN7	882.81598660	0.00000000	5.10938488	(3.89870008)	0.00000000	0.00000000	0.00000000	5.10938488	834.69975971

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	09/01/25 - 09/30/25	30	29,968.80	8,294.42	0.00	8,294.42	(29,968.80)	0.00	0.00	38,263.22	0.00
X-C	09/01/25 - 09/30/25	30	342,664.68	106,409.55	0.00	106,409.55	(342,664.68)	0.00	0.00	449,074.23	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	09/01/25 - 09/30/25	30	203,897.01	67,965.67	0.00	67,965.67	(203,897.01)	0.00	0.00	271,862.68	0.00
E	09/01/25 - 09/30/25	30	586,926.63	64,087.92	0.00	64,087.92	64,087.92	0.00	0.00	0.00	651,014.55
F	09/01/25 - 09/30/25	30	549,325.05	36,621.67	0.00	36,621.67	36,621.67	0.00	0.00	0.00	585,946.72
G	09/01/25 - 09/30/25	30	4,239,986.57	125,601.85	0.00	125,601.85	125,601.85	0.00	0.00	0.00	4,365,588.42
Totals			5,952,768.74	408,981.08	0.00	408,981.08	(350,219.05)	0.00	0.00	759,200.13	5,602,549.69

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	96221TAG2	N/A	95,739,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	96221TAK3	N/A	81,614,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	96221TAL1	N/A	47,085,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			224,438,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
PEX	96221TAM9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	1,991,623.74
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	410,995.91	Master Servicing Fee	625.44
Interest Reductions due to Nonrecoverability Determination	(248,874.05)	Certificate Administrator Fee	254.34
Interest Adjustments	0.00	Trustee Fee	31.79
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	39.74
ARD Interest	0.00	Trust Advisor Fee	99.35
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	162,121.86	Total Fees	1,050.66

Principal		Expenses/Reimbursements
Scheduled Principal	149,742.66	Reimbursement for Interest on Advances	276.54
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	5,311,714.00	Special Servicing Fees (Monthly)	5,011.48
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	3,624,736.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	880.11
Total Principal Collected	5,461,456.66	Total Expenses/Reimbursements	3,630,904.13

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	759,200.13
Excess Liquidation Proceeds	0.00	Principal Distribution	1,232,423.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,991,623.74
Total Funds Collected	5,623,578.52	Total Funds Distributed	5,623,578.53

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	95,376,793.21	95,376,793.21	Beginning Certificate Balance	95,376,793.21
(-) Scheduled Principal Collections	149,742.66	149,742.66	(-) Principal Distributions	1,232,423.61
(-) Unscheduled Principal Collections	5,311,714.00	5,311,714.00	(-) Realized Losses	4,229,033.05
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	3,624,736.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	604,297.05
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	89,915,336.55	89,915,336.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	95,992,988.84	95,992,988.84	Ending Certificate Balance	89,915,336.55
Ending Actual Collateral Balance	90,531,532.17	90,531,532.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	895,122.21	0.00	UC / (OC) Change	0.00
Current Period Advances	3,624,736.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	4,519,858.21	0.00	Net WAC Rate	5.15%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	2	72,340,761.97	80.45%	(21)	5.1689	0.690969
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	17,574,574.58	19.55%	(22)	5.1680	1.370000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	17,574,574.58	19.55%	(22)	5.1680	1.370000	2.26 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	2	72,340,761.97	80.45%	(21)	5.1689	0.690969	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	3	89,915,336.55	100.00%	(21)	5.1687	0.823690
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	3	89,915,336.55	100.00%	(21)	5.1687	0.823690
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Minnesota	1	32,064,898.27	35.66%	(23)	5.1800	0.240000
							Mixed Use	1	17,574,574.58	19.55%	(22)	5.1680	1.370000
New York	1	17,574,574.58	19.55%	(22)	5.1680	1.370000
							Office	2	72,340,761.97	80.45%	(21)	5.1689	0.690969
Oklahoma	1	40,275,863.70	44.79%	(20)	5.1600	1.050000
							Totals	3	89,915,336.55	100.00%	(21)	5.1687	0.823690
Totals	3	89,915,336.55	100.00%	(21)	5.1687	0.823690

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	3	89,915,336.55	100.00%	(21)	5.1687	0.823690
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	3	89,915,336.55	100.00%	(21)	5.1687	0.823690
	5.001% to 5.250%	3	89,915,336.55	100.00%	(21)	5.1687	0.823690
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	89,915,336.55	100.00%	(21)	5.1687	0.823690
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	89,915,336.55	100.00%	(21)	5.1687	0.823690	180 months or less	0	0.00	0.00%	0	0.0000	0.000000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	3	89,915,336.55	100.00%	(21)	5.1687	0.823690
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	89,915,336.55	100.00%	(21)	5.1687	0.823690	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	3	89,915,336.55	100.00%	(21)	5.1687	0.823690
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	2	72,340,761.97	80.45%	(21)	5.1689	0.690969			No outstanding loans in this group
	13 to 24 months	1	17,574,574.58	19.55%	(22)	5.1680	1.370000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	89,915,336.55	100.00%	(21)	5.1687	0.823690
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6	300571066	OF	Tulsa	OK	Actual/360	5.160%	0.00	0.00	0.00	N/A	02/06/24	--	40,275,863.70	40,275,863.70	01/06/24
8	28000385	OF	Minneapolis	MN	Actual/360	5.180%	139,008.36	137,810.95	0.00	11/06/23	11/06/28	--	32,202,709.22	32,064,898.27	10/06/25
16	28000400	MU	New York	NY	Actual/360	5.168%	0.00	0.00	0.00	N/A	12/11/23	--	17,574,574.58	17,574,574.58	10/11/23
51	310922284	OF	Durham	NC	Actual/360	5.210%	23,113.50	5,323,645.71	0.00	N/A	01/01/24	--	5,323,645.71	0.00	10/01/25
Totals							162,121.86	5,461,456.66	0.00				95,376,793.21	89,915,336.55
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	0.00	926,982.00	01/01/25	03/31/25	08/11/25	0.00	28,190.78	0.00	0.00	0.00	1,528,814.13
8	1,448,001.50	523,623.71	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,942,956.00	0.00	--	--	07/11/25	3,059,111.00	0.00	0.00	0.00	0.00	2,095,921.87
51	517,161.33	98,064.77	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	3,908,118.83	1,548,670.48				3,059,111.00	28,190.78	0.00	0.00	0.00	3,624,736.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
51	310922284	5,311,714.00	Disposition	0.00	0.00
Totals		5,311,714.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	1	40,275,863.70	0	0.00	0	0.00	0	0.00	1	5,311,714.00	5.168696%	4.982499%	(21)
09/17/25	0	0.00	0	0.00	0	0.00	1	40,275,863.70	0	0.00	0	0.00	0	0.00	0	0.00	5.171018%	4.980077%	(20)
08/15/25	0	0.00	0	0.00	0	0.00	1	40,275,863.70	0	0.00	0	0.00	0	0.00	0	0.00	5.171035%	4.980314%	(19)
07/17/25	0	0.00	0	0.00	0	0.00	1	40,275,863.70	0	0.00	0	0.00	0	0.00	0	0.00	5.171052%	4.980549%	(18)
06/17/25	0	0.00	0	0.00	0	0.00	1	40,275,863.70	0	0.00	0	0.00	0	0.00	0	0.00	5.171069%	4.980791%	(17)
05/16/25	0	0.00	0	0.00	0	0.00	1	40,275,863.70	0	0.00	0	0.00	0	0.00	0	0.00	5.171086%	4.981023%	(16)
04/17/25	0	0.00	0	0.00	0	0.00	1	40,275,863.70	0	0.00	0	0.00	0	0.00	0	0.00	5.171103%	4.981261%	(15)
03/17/25	0	0.00	0	0.00	0	0.00	1	40,275,863.70	0	0.00	0	0.00	0	0.00	0	0.00	5.171119%	4.981489%	(14)
02/18/25	0	0.00	0	0.00	0	0.00	1	40,275,863.70	0	0.00	0	0.00	0	0.00	0	0.00	5.171138%	4.981740%	(13)
01/17/25	0	0.00	0	0.00	0	0.00	1	40,275,863.70	0	0.00	0	0.00	1	286,391.43	1	16,279,214.28	5.171154%	4.981965%	(12)
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.204087%	5.003111%	(11)
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,370,946.85	5.204060%	5.003279%	(10)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	300571066	01/06/24	20	5	0.00	0.00	0.00	40,637,296.91	04/27/18	98		01/06/25
16	28000400	10/11/23	23	5	0.00	0.00	0.00	17,829,336.99	10/31/23	98
Totals					0.00	0.00	0.00	58,466,633.90
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		57,850,438	0	17,574,575		40,275,864
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		32,064,898	32,064,898	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	89,915,337	32,064,898	0	0	57,850,438	0
Sep-25	95,376,793	37,526,355	0	0	57,850,438	0
Aug-25	95,520,491	37,670,052	0	0	57,850,438	0
Jul-25	95,663,549	37,813,111	0	0	57,850,438	0
Jun-25	95,811,415	37,960,977	0	0	57,850,438	0
May-25	95,953,182	38,102,743	0	0	57,850,438	0
Apr-25	96,099,802	32,869,115	0	0	63,230,687	0
Mar-25	96,240,287	38,389,849	0	0	57,850,438	0
Feb-25	96,396,727	38,546,288	0	0	57,850,438	0
Jan-25	96,535,893	38,685,455	0	0	57,850,438	0
Dec-24	113,245,269	39,115,617	0	0	74,129,653	0
Nov-24	113,387,535	39,257,882	0	0	74,129,653	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	300571066	40,275,863.70	40,637,296.91	41,800,000.00	06/04/25	784,670.00	1.05000	03/31/25	02/06/24	219
16	28000400	17,574,574.58	17,829,336.99	17,700,000.00	05/16/25	1,804,179.00	1.37000	12/31/23	12/11/23	219
51	310922284	0.00	-	4,900,000.00	06/06/25	84,814.52	0.81000	03/31/25	01/01/24	219
Totals		57,850,438.28	58,466,633.90	64,400,000.00		2,673,663.52

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	300571066	OF	OK	04/27/18	98

The Loan transferred to Special Servicing on 4/27/18 for Imminent Monetary Default due to a large tenant (Bank of Oklahoma) vacating, causing DSCR to drop below 1.0x. The Loan is in cash management. The property has benefitted from positive leasing activity and DSCR is over 1.0x. The Loan defaulted at maturity on 2/6/2024. A receiver was appointed in September 2024 and is operating the property. Special Servicer is monitoring leasing activity.

16	28000400	MU	NY	10/31/23	98

The loan matured in December 2023. A Hello Letter was sent and a PNL was executed. Borrower requested an extension and subsequently withdrew the request. A Receiver has been appointed and is taking over operations at the Property.

51	310922284	OF	NC	01/04/24	11

The Loan transferred to special servicing on 1/4/2024 due to payment default. A Hello Letter was sent and a PNL was executed. Borrower requested an extension and a forbearance agreement was executed in September 2024. Borrower indicated intent to p ay the Loan off by 8/31/2025 and subsequently revised the expected payoff to 10/31/2025. The Loan was paid off on 9/25/2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	28000410	0.00	5.72430%	0.00	5.72430%	8	11/09/23	11/09/23	--
19	300571067	17,875,589.95	5.40000%	17,847,921.41	5.40000%		08/11/20	06/06/20	07/07/20
19	300571067	0.00	5.40000%	0.00	5.40000%	10	07/07/20	06/06/20	08/11/20
35	28000407	0.00	5.42600%	0.00	5.42600%	10	09/06/21	04/06/20	--
37	310920743	0.00	5.45000%	0.00	5.45000%	10	07/30/20	06/01/20	09/11/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	28000410	01/18/24	51,725,199.21	165,000,000.00	52,261,792.19	536,592.98	52,261,792.19	51,725,199.21	0.00	0.00	0.00	0.00	0.00%
14	28000393	03/15/24	22,682,808.52	23,900,000.00	23,701,550.15	834,137.21	23,701,550.15	22,867,412.94	0.00	0.00	0.00	0.00	0.00%
19	300571067	01/17/25	16,279,214.28	27,540,000.00	18,204,837.61	1,434,396.86	18,204,837.61	16,770,440.75	0.00	0.00	0.00	0.00	0.00%
33	28000404	01/17/20	8,900,250.85	8,800,000.00	9,351,153.63	2,996,958.14	9,351,153.63	6,354,195.49	2,546,055.36	0.00	180,758.59	2,365,296.77	18.19%
35	28000407	11/18/24	9,391,827.39	15,000,000.00	10,060,418.04	258,926.52	10,060,418.04	9,801,491.52	0.00	0.00	0.00	0.00	0.00%
41	300571068	06/17/20	7,506,702.07	5,100,000.00	3,223,702.36	580,457.94	3,223,702.36	2,643,244.42	4,863,457.65	0.00	(72,802.85)	4,936,260.50	57.39%
50	28000399	02/16/24	5,374,926.53	9,900,000.00	5,667,731.08	173,150.88	5,667,731.08	5,494,580.20	0.00	0.00	0.00	0.00	0.00%
51	310922284	10/20/25	5,323,645.71	4,900,000.00	5,388,845.40	47,454.20	5,388,845.40	5,341,391.20	0.00	0.00	0.00	0.00	0.00%
59	28000411	01/17/20	4,145,897.56	3,000,000.00	3,094,327.88	725,044.67	3,094,327.88	2,369,283.21	1,776,614.35	0.00	6,877.32	1,769,737.03	37.65%
63	28000402	11/17/23	3,187,444.78	5,900,000.00	3,314,775.43	127,330.65	3,314,775.43	3,187,444.78	0.00	0.00	(3,404.80)	3,404.80	0.08%
Current Period Totals			5,323,645.71	4,900,000.00	5,388,845.40	47,454.20	5,388,845.40	5,341,391.20	0.00	0.00	0.00	0.00
Cumulative Totals			134,517,916.90	269,040,000.00	134,269,133.77	7,714,450.05	134,269,133.77	126,554,683.72	9,186,127.36	0.00	111,428.26	9,074,699.10

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/20/25	604,297.05	0.00	0.00	0.00	0.00	604,297.05	0.00	0.00	1,388,587.02
		06/17/25	40,963.74	0.00	0.00	0.00	0.00	40,963.74	0.00	0.00
		05/16/25	32,239.51	0.00	0.00	0.00	0.00	32,239.51	0.00	0.00
		04/17/25	40,825.55	0.00	0.00	0.00	0.00	40,825.55	0.00	0.00
		03/17/25	15,724.57	0.00	0.00	0.00	0.00	15,724.57	0.00	0.00
		02/18/25	40,551.65	0.00	0.00	0.00	0.00	40,551.65	0.00	0.00
		12/17/24	98,767.18	0.00	0.00	0.00	0.00	98,767.18	0.00	0.00
		11/18/24	52,285.31	0.00	0.00	0.00	0.00	52,285.31	0.00	0.00
		10/18/24	110,588.38	0.00	0.00	0.00	0.00	110,588.38	0.00	0.00
		09/17/24	121,555.17	0.00	0.00	0.00	0.00	121,555.17	0.00	0.00
		08/16/24	121,208.33	0.00	0.00	0.00	0.00	121,208.33	0.00	0.00
		07/17/24	109,580.58	0.00	0.00	0.00	0.00	109,580.58	0.00	0.00
2	28000410	01/18/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	28000393	03/15/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	300571067	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	28000404	07/17/23	0.00	0.00	2,365,296.77	0.00	0.00	(1,648.35)	0.00	0.00	2,365,296.77
		08/17/22	0.00	0.00	2,366,945.12	0.00	0.00	(495.44)	0.00	0.00
		05/15/20	0.00	0.00	2,367,440.56	0.00	0.00	(178,614.80)	0.00	0.00
		01/17/20	0.00	0.00	2,546,055.36	0.00	0.00	2,546,055.36	0.00	0.00
35	28000407	11/18/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	300571068	10/17/22	0.00	0.00	4,936,260.50	0.00	0.00	(1,551.24)	0.00	0.00	4,936,260.50
		04/16/21	0.00	0.00	4,937,811.74	0.00	0.00	41,698.75	0.00	0.00
		08/17/20	0.00	0.00	4,896,112.99	0.00	0.00	32,655.34	0.00	0.00
		06/17/20	0.00	0.00	4,863,457.65	0.00	0.00	4,863,457.65	0.00	0.00
50	28000399	02/16/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	310922284	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	28000411	12/15/23	0.00	0.00	1,769,737.03	0.00	0.00	51.00	0.00	0.00	1,775,667.43
		07/17/23	0.00	0.00	1,769,686.03	0.00	0.00	(997.92)	0.00	0.00
		08/17/22	0.00	0.00	1,770,683.95	0.00	(1,000.00)	0.00	0.00	0.00
		12/17/21	0.00	0.00	1,771,683.95	0.00	(4,930.40)	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
59	28000411	01/17/20	0.00	0.00	1,776,614.35	0.00	0.00	1,776,614.35	0.00	0.00
63	28000402	11/27/23	0.00	0.00	0.00	0.00	0.00	3,404.80	0.00	0.00	3,404.80
Current Period Totals			604,297.05	0.00	0.00	0.00	0.00	604,297.05	0.00	0.00	604,297.05
Cumulative Totals			1,388,587.02	0.00	9,071,294.30	0.00	(5,930.40)	10,469,216.52	0.00	0.00	10,469,216.52

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	8,390.80	0.00	0.00	0.00	0.00	173,186.21	0.00	0.00	0.00	0.00
16	0.00	0.00	3,661.37	0.00	0.00	0.00	0.00	75,687.83	0.00	0.00	0.00	0.00
51	0.00	0.00	(7,040.69)	0.00	0.00	0.00	0.00	0.00	276.54	0.00	0.00	0.00
Total	0.00	0.00	5,011.48	0.00	0.00	0.00	0.00	248,874.05	276.54	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		254,162.07

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Supplemental Notes
Exchange of Exchangeable Certificates--November 2015

In November 2015 an exchange of exchangeable certificates took effect in which $112,219,000.00 of Class PEX was exchanged for $47,869,000.00 of Class A-S, $40,807,000.00 of Class B, and $23,543,000.00 of Class C.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27